Common Stock - Transactions Related to Stock Options (Detail) (USD $)	12 Months Ended
Feb. 02, 2014
Service based option [Member]
Number of Options
Options outstanding at beginning of year	1,117,255
Granted	227,657
Exercised	(9,990)
Forfeited	(31,686)
Options outstanding at end of year	1,303,236
Options exercisable at end of year	589,457
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 4.69
Granted	$ 8.72
Exercised	$ 4.44
Forfeited	$ 5.04
Options outstanding at end of year	$ 5.39
Options exercisable at end of year	$ 4.71
Performance Based Options [Member]
Number of Options
Options outstanding at beginning of year	2,736,258
Granted	16,874
Exercised	(8,009)
Forfeited	(54,311)
Options outstanding at end of year	2,690,812
Options exercisable at end of year	749,870
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 4.51
Granted	$ 9.93
Exercised	$ 4.44
Forfeited	$ 4.44
Options outstanding at end of year	$ 4.54
Options exercisable at end of year	$ 4.65